Net Earnings per Share	12 Months Ended
Dec. 31, 2022
Notes to Consolidated Financial Statements [Abstract]
Net Earnings per Share	NOTE 9 NET EARNINGS PER SHARE 2022 2021 Weighted average number of common shares 538,475,000 569,664,000 Dilutive effect of stock options 1,535,000 1,625,000 Weighted average number of diluted common shares 540,010,000 571,289,000 Options excluded from the calculation of diluted net earnings per share due to the option exercise prices being greater than the average market price of common shares were as follows: 2022 2021 Number of options excluded 567,409 2,393,822 Performance option plan years fully excluded 1 2012 – 2014 2012 – 2015 Stock option plan years fully excluded 2022 2021 1 Previously granted under a legacy long-term incentive plan.